SCHEDULE OF TIME BASED RSU ACTIVITY (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSU's, Unvested at beginning balance
Weighted Average Exercise Price, Unvested at beginning balance
Number of RSU's, Granted	9,062,500	0
Weighted Average Exercise Price, Granted	$ 3.00
Number of RSU's, Vested	(4,062,500)
Weighted Average Exercise Price, Vested	$ 3.00
Number of RSU's, Forfeited or cancelled
Weighted Average Exercise Price, Forfeited or cancelled
Number of RSU's, Unvested at ending balance	5,000,000
Weighted Average Exercise Price, Unvested at ending balance	$ 3.00